PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	$ 11,735,638	$ 9,715,319
Less: Accumulated depreciation	(4,594,574)	(3,576,625)
Property and equipment, net	7,141,064	6,138,694
Depreciation expense	1,130,747	991,750	$ 862,568
Leasehold improvement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	4,327,441	4,656,762
Machinery
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	6,600,001	4,227,161
Furniture, fixtures and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	435,052	447,902
Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	41,184	42,326
Medical equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	$ 331,960	$ 341,168